Segmented information (Tables)	12 Months Ended
Dec. 31, 2023
Segmented information
Summary of segment operations

	Year Ended December 31, 2023
	Canada	USA	France	Netherlands	Germany	Ireland	Australia	Corporate	Total
Total assets	1,805,049	254,884	587,824	237,326	425,532	1,137,648	280,532	1,507,026	6,235,821
Drilling and development	288,223	91,977	48,297	44,147	48,463	20,283	26,005	1,715	569,110
Exploration and evaluation	—	—	—	—	11,248	—	—	9,833	21,081

Crude oil and condensate sales	621,985	129,775	285,626	2,306	57,464	74	36,381	—	1,133,611
NGL sales	68,753	15,240	—	—	—	—	—	—	83,993
Natural gas sales	170,653	6,143	—	184,548	138,017	302,330	—	3,260	804,951
Sales of purchased commodities		—	—	—	—	—	—	177,000	177,000
Royalties	(103,511)	(41,487)	(37,425)	(1,567)	(5,993)	—	—	(1,711)	(191,694)
Revenue from external customers	757,880	109,671	248,201	185,287	189,488	302,404	36,381	178,549	2,007,861
Purchased commodities		—	—	—	—	—	—	(177,000)	(177,000)
Transportation	(43,163)	(751)	(24,511)	—	(13,333)	(7,098)	—	—	(88,856)
Operating	(233,417)	(23,424)	(80,134)	(39,157)	(43,857)	(39,464)	(52,360)	(1,568)	(513,381)
General and administration	(96,296)	(9,734)	(20,642)	(8,317)	(13,104)	(19,054)	(8,182)	94,613	(80,716)
PRRT	—	—	—	—	—	—	20,860	—	20,860
Corporate income taxes	(53)	—	(14,313)	(48,349)	(28,533)	(715)	13	18	(91,932)
Windfall taxes	—	—	—	—	—	—	—	(78,426)	(78,426)
Interest expense	—	—	—	—	—	—	—	(85,212)	(85,212)
Realized gain on derivative instruments	—	—	—	—	—	—	—	234,365	234,365
Realized foreign exchange loss	—	—	—	—	—	—	—	(4,532)	(4,532)
Realized other expense	—	—	—	—	—	—	—	(420)	(420)
Fund flows from operations	384,951	75,762	108,601	89,464	90,661	236,073	(3,288)	160,387	1,142,611

	Year Ended December 31, 2022
	Canada	USA	France	Netherlands	Germany	Ireland	Australia	Corporate	Total
Total assets	3,612,487	618,116	823,544	240,276	398,612	465,643	249,253	583,127	6,991,058
Drilling and development	275,203	63,353	44,250	21,629	25,087	3,030	95,173	331	528,056
Exploration and evaluation	—	—	2	23	1,070	—	—	22,666	23,761

Crude oil and condensate sales	910,863	130,150	365,431	2,119	62,464	15	221,187	—	1,692,229
NGL sales	114,128	19,385	—	—	—	—	—	—	133,513
Natural gas sales	319,293	16,698	—	560,738	418,796	324,330	—	10,797	1,650,652
Sales of purchased commodities	—	—	—	—	—	—	—	244,834	244,834
Royalties	(196,005)	(44,427)	(40,353)	(512)	(21,232)	—	—	(3,488)	(306,017)
Revenue from external customers	1,148,279	121,806	325,078	562,345	460,028	324,345	221,187	252,143	3,415,211
Purchased commodities	—	—	—	—	—	—	—	(244,834)	(244,834)
Transportation	(44,849)	(618)	(20,100)	—	(9,751)	(3,578)	—	—	(78,896)
Operating	(240,899)	(27,372)	(57,588)	(45,903)	(41,523)	(16,580)	(57,478)	(1,691)	(489,034)
General and administration	(28,643)	(5,863)	(16,444)	(4,255)	(6,949)	122	(4,964)	9,319	(57,677)
PRRT	—	—	—	—	—	—	(18,318)	—	(18,318)
Corporate income taxes	(10)	—	(29,889)	(150,647)	(31,513)	—	5,016	(1,110)	(208,153)
Windfall tax	—	—	—	—	—	—	—	(222,859)	(222,859)
Interest expense	—	—	—	—	—	—	—	(82,858)	(82,858)
Realized loss on derivative instruments	—	—	—	—	—	—	—	(405,894)	(405,894)
Realized foreign exchange gain	—	—	—	—	—	—	—	15,195	15,195
Realized other income	—	—	—	—	—	—	—	12,982	12,982
Fund flows from operations	833,878	87,953	201,057	361,540	370,292	304,309	145,443	(669,607)	1,634,865

Reconciliation of fund flows from operations to net (loss) earnings:

	Year Ended
	Dec 31, 2023	Dec 31, 2022
Fund flows from operations	1,142,611	1,634,865
Equity based compensation	(42,756)	(44,390)
Unrealized gain on derivative instruments	179,707	540,801
Unrealized foreign exchange gain (loss)	12,438	(84,464)
Accretion	(78,187)	(58,170)
Depletion and depreciation	(712,619)	(577,134)
Deferred tax recovery (expense)	190,193	(288,707)
Gain on business combination	439,487	—
Loss on disposition	(352,367)	—
Impairment (expense) reversal	(1,016,094)	192,094
Unrealized other expense	—	(1,833)
Net (loss) earnings	(237,587)	1,313,062